Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Investments All Other Investments [Abstract]
Fair Values of Derivatives

The fair values of CNH Industrial’s derivatives as of December 31, 2015 and 2014 in the consolidated balance sheets are recorded as follows:

	2015	2014
	(in millions)
Derivatives Designated as Hedging Instruments:
Assets:
Foreign exchange contracts:	$61	$75
Interest rate derivatives:	30	37
Cross currency swaps:	16	—
Total Assets	$107	$112
Liabilities
Foreign exchange contracts:	$(29)	$(178)
Interest rate derivatives:	(6)	(12)
Total Liabilities	$(35)	$(190)
Derivatives Not Designated as Hedging Instruments:
Assets:
Foreign exchange contracts:	$100	$86
Interest rate derivatives:	4	7
Total Assets	$104	$93
Liabilities
Foreign exchange contracts:	$(30)	$(37)
Interest rate derivatives:	(4)	(8)
Total Liabilities	$(34)	$(45)

Pre Tax Gains losses on Consolidated Statements of Operations

Pre-tax gains (losses) on the consolidated statements of operations related to CNH Industrial’s derivatives for the year ended December 31, 2015, 2014 and 2013 are recorded in the following accounts:

	2015	2014	2013
	(in millions)
Fair Value Hedges
Interest rate derivatives—Interest expense	$9	$(8)	$(45)
Gains/(losses) on hedged items—Interest expense	(9)	8	45
Cash Flow Hedges
Recognized in accumulated other comprehensive income (effective portion):
Foreign exchange contracts—accumulated other comprehensive income	$(19)	$(251)	$208
Interest rate derivatives—accumulated other comprehensive income	(39)	1	(7)
Reclassified from accumulated other comprehensive income (effective portion):
Foreign exchange contracts—Net sales	$16	$14	$15
Foreign exchange contracts—Cost of goods sold	(211)	(7)	7
Foreign exchange contracts—Other, net	(10)	(30)	59
Interest rate derivatives—Interest expense	(7)	(12)	(14)
Not Designated as Hedges
Foreign exchange contracts—Other, net	$115	$(14)	$64

Fair Value Hierarchy Levels of Assets and Liabilities Value on Recurring Basis

The following tables present for each of the fair-value hierarchy levels the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2015 and 2014:

	Level 1		Level 2		Total
	2015	2014	2015	2014	2015	2014
	(in millions)
Assets
Foreign exchange derivatives	$—	$—	$161	$161	$161	$161
Interest rate derivatives	—	—	34	44	34	44
Cross currency swaps	—	—	16	—	16	—
Available for sale securities	1	1	—	—	1	1
Total Assets	$1	$1	$211	$205	$212	$206
Liabilities
Foreign exchange derivatives	$—	$—	$(59)	$(215)	$(59)	$(215)
Interest rate derivatives	—	—	(10)	(20)	(10)	(20)
Total Liabilities	$—	$—	$(69)	$(235)	$(69)	$(235)

Estimated Fair Market Values of Financial Instruments Not Carried at Fair Value in Consolidated Balance Sheets

The estimated fair market values of financial instruments not carried at fair value in the consolidated balance sheets as of December 31, 2015 and 2014 are as follows:

	2015		2014
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in millions)
Financing receivables	$19,001	$18,868	$21,472	$21,427
Debt	$26,388	$26,371	$29,594	$29,883